Summary of Significant Accounting Policies - Schedule of Long-Lived Assets (Details) (10-Q) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Estimated Useful Life	15 years
Long-lived intangible assets	$ 991,000	$ 991,000	$ 1,816,000
Accumulated amortization	(254,949)	(298,118)	(239,315)
Net book value	$ 736,051	$ 692,882	1,576,685
FireFan Mobile Application [Member]
Estimated Useful Life	4 years	4 years
Long-lived intangible assets	$ 331,000	$ 331,000	331,000
Back Office Software [Member]
Estimated Useful Life	10 years	10 years
Long-lived intangible assets	$ 408,000	$ 408,000	408,000
Tradename/Trademark - FireFan [Member]
Estimated Useful Life	5 years	5 years
Long-lived intangible assets	$ 248,000	$ 248,000	248,000
Tradename/Trademark - United Games [Member]
Estimated Useful Life	5 months 12 days	5 months 12 days
Long-lived intangible assets	$ 4,000	$ 4,000	4,000
Customer Contracts/Relationships [Member]
Estimated Useful Life	0 years	5 years
Long-lived intangible assets			$ 825,000